Trade and other receivables (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Current
Net trade receivables	$ 2,786	$ 2,568
Other receivables	146	139
Prepayments	399	335
Trade and other receivables	3,331	3,042
Non-current
Trade and other receivables	428	377
Trade receivables
Current
Net trade receivables	2,803	2,604
Provision for expected credit losses
Current
Net trade receivables	$ (17)	$ (36)